Corporate information	12 Months Ended
Dec. 31, 2023
Corporate information
Corporate Information [Text Block]

1.          Corporate information

Vitru Limited (“Vitru”) and its subsidiaries (collectively, the “Company”) is a holding company incorporated under the laws of the Cayman Islands on March 05, 2020 and whose shares are publicly traded on the National Association of Securities Dealers Automated Quotations Payments exchange (NASDAQ) under the ticker symbol “VTRU”. Vitru became the parent company of Vitru Brasil Empreendimentos, Participações e Comércio S.A. (hereafter referred to as “Vitru Brazil”) formerly denominated Treviso Empreendimentos, Participações e Comércio S.A., through the completion of the corporate reorganization.

Vitru is a holding company jointly controlled by Vinci Partners, through the investments funds “Vinci Capital Partners II FIP Multiestratégia”, “Agresti Investments LLC”, “Botticelli Investments LLC”, Raffaello Investments LLC”, and the Carlyle Group, through the investment funds “Mundi Holdings I LLC”, “Mundi Holdings Ii LLC” and “Crescera Growth Capital V Coinvestimento III Fundo de Investimento em Participações Multiestratégia” (Note 1.4).

The Company is principally engaged in providing educational services in Brazil, mainly undergraduate and continuing education courses, presentially through its eight campuses in two states, or via digital education, through 2,499 (December 31, 2022 – 2,170) learning centers (“hubs”) across the country.

These consolidated financial statements were authorized for issue by the Board of Directors on March 21, 2024.

1.1.       Significant changes in the current reporting year

a) Share-based compensation (Note 23)

In the period between February and September 2023, Stock Options Program (SOP) participants exercised 138,986 share options. The impact caused by this operation was a reversal of R$ 12,155 in liabilities and a constitution of reserve in equity of R$ 2,321, which is included in the amount of R$ 5,083 on the Statements of Changes in Equity. The capital contribution from the participants (exercise price) was R$ 10,396.

b) Issuance of debenture (Note 17)

On May 5th, 2023, the Company issued a new series of debentures through its subsidiary Vitru Brazil, in the amount of R$ 190,000 comprising 190,000 bonds maturing between May 2025 and May 2028.

On November 16th, 2023, the Company issued a new series of debentures through its subsidiary Vitru Brazil, in the amount of R$ 500,000 comprising 500,000 bonds maturing between November 2028 and November 2030.